NOTE 9 - Derivative Liability - Warrants	12 Months Ended
Dec. 31, 2025
Notes
NOTE 9 - Derivative Liability - Warrants:

NOTE 9 - Derivative Liability - Warrants:

(i)A summary of changes in share purchase warrants issued by the Company during the years ended December 31, is as follows:

	Number of Warrants	Weighted Average Exercise Price ($)
Balance, December 31, 2023	518,174	7.77
Reclassification as an equity instrument	(518,174)	7.77
Balance, December 31, 2024	-	-
	-	-
Balance, December 31, 2025	-	-

As the warrants issued by the Company had an exercise price denominated in Canadian dollars, which differs from the Company’s functional currency, they did not qualify for classification as equity.  These warrants were classified as warrant liability and were recorded initially at fair value and revalued at each reporting date, using the Black-Scholes valuation method. Changes in fair value for each period were included in the Statements of Loss and Other Comprehensive Loss for the period.

On March 28, 2024, all existing warrant holders as of December 31, 2023, agreed to convert the exercise price of the warrants from Canadian dollars to the equivalent in USD, based on the exchange rate at the dated of the approval of the Canadian Securities Exchange. Since the warrants have an exercise price denominated in USD which is the Company’s functional currency, the Company reclassified the warrants as an equity instrument.

Any new warrants issued by the Company during 2024 had an exercise price dominated in USD and as such qualify for classification as an equity instrument.

The Company uses the Black-Scholes option pricing model to estimate the fair value of the warrants at the issuance date and at the end of each reporting period.

(ii)The following assumptions were used to estimate the fair value of the warrants:

March 31, 2024
Expected life of warrants	1.58 years
Expected volatility	50%
Expected dividend yield	0%
Risk-free interest rate	4.79%
Market Price of common share	CAD 9.80
Exercise price	USD 7.77

The Company considers the expected volatility of the shares of comparable companies and its common shares in estimating its future stock price volatility. The risk-free interest rate for the expected life of the warrants was based on the yield available on Canadian government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based on the contractual term.

The total expense recorded for the year ended December 31, 2025, was $0 (December 31, 2024, expense of $408).